SEGMENT REPORTING	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING

22. SEGMENT REPORTING

In accordance with ASC 280, the Group’s CODM has been identified as the chief executive officer, who reviews operating results of the business when making decisions about allocating resources and assessing performance for the Group. Prior to January 1, 2010, the Group consisted of only one segment relating to feature phone games. On October 11, 2010, the handset design segment was added with the acquisitions of operating assets of Bright Way and Tastech; and on December 31, 2010, the smartphone games segment was added with the acquisition of 3GUU BVI (Note 4). Thus, the Group consisted of three segments as of and for the years ended December 31, 2010 and 2011. The Group began changing its operations from feature phone games to smartphone games during the year ended December 31, 2012. As a result, the original feature phone games segment and the smartphone games segment were combined into the mobile phone games segment. As of and for the year ended December 31, 2012, the Group consisted of two segments. The comparative segment information for the years ended December 31, 2010 and 2011 was restated accordingly. The accounting policies used in its segment reporting are the same as those used in the preparation of the Group’s consolidated financial statements. The Group does not allocate any assets to its games and handset design businesses as management does not use this information to measure the performance of the reportable segments. As substantially all of the Group’s long-lived assets and revenues are in and derived from the PRC, geographical segments are not presented.

The Group’s segment information as of and for year ended December 31, 2010 is as follows:

	Games	Handset design	Unallocated	Total
	RMB	RMB	RMB	RMB
Net revenues	110,071	15,340	—	125,411
Cost of revenues	(32,827)	(10,083)	—	(42,910)

Gross profit	77,244	5,257	—	82,501
Selling expenses	(952)	—	—	(952)
General and administrative expenses	(9,001)	(2,816)	—	(11,817)
Research and development expenses	(8,377)	—	—	(8,377)
Interest income	70	—	—	70
Changes in fair value of contingently returnable consideration assets	—	—	(2,065)	(2,065)

Income before income taxes	58,984	2,441	(2,065)	59,360
Income tax expenses	(16,866)	(1,781)	—	(18,647)

Net income	42,118	660	(2,065)	40,713

Total assets	731,534	122,110	—	853,644

Total liabilities	106,828	12,840	—	119,668

Capital expenditure	341	—	—	341

Depreciation and amortization expense	10,144	573	—	10,717

The Group’s segment information as of and for the year ended December 31, 2011 is as follows:

	Games	Handset design	Unallocated	Total
	RMB	RMB	RMB	RMB
Net revenues	204,794	38,694	—	243,488
Cost of revenues	(79,311)	(29,037)	—	(108,348)

Gross profit	125,483	9,657	—	135,140
Selling expenses	(7,277)	(284)	—	(7,561)
General and administrative expenses	(7,322)	(2,653)	(6,288)	(16,263)
Research and development expenses	(24,566)	—	—	(24,566)
Interest income	921	6	—	927
Other income	293	—	—	293
Changes in fair value of contingently returnable consideration assets	—	—	39,446	39,446

Income before income taxes	87,532	6,726	33,158	127,416
Income tax benefit (expense)	37,498	(1,571)	—	35,927

Net income	125,030	5,155	33,158	163,343

Total assets	825,866	116,831	7,733	950,430

Total liabilities	75,184	8,557	70,511	154,252

Capital expenditure	16,419	174	—	16,593

Depreciation and amortization expense	18,861	2,409	—	21,270

The Group’s segment information as of and for the year ended December 31, 2012 is as follows:

	Games		Handset design		Unallocated		Total
	RMB	USD	RMB	USD	RMB	USD	RMB	USD
Net revenues	172,185	27,638	15,408	2,472	—	—	187,593	30,110
Cost of revenues	(74,878)	(12,019)	(16,852)	(2,705)	—	—	(91,730)	(14,724)

Gross profit (loss)	97,307	15,619	(1,444)	(233)	—	—	95,863	15,386
Selling expenses	(15,706)	(2,521)	(132)	(21)	—	—	(15,838)	(2,542)
General and administrative expenses	(12,981)	(2,084)	(3,842)	(617)	(18,810)	(3,018)	(35,633)	(5,719)
Research and development expenses	(34,386)	(5,519)	(685)	(110)	—	—	(35,071)	(5,629)
Impairment of goodwill	—	—	(33,517)	(5,380)	—	—	(33,517)	(5,380)
Impairment of intangible assets	—	—	(10,910)	(1,751)	—	—	(10,910)	(1,751)
Listing expenses	—	—	—	—	(17,307)	(2,778)	(17,307)	(2,778)
Interest income	1,447	233	27	4	—	—	1,474	237
Other income	451	72	—	—	—	—	451	72
Changes in fair value of contingently returnable consideration assets	—	—	—	—	27,326	4,386	27,326	4,386

Income (loss) before income taxes	36,132	5,800	(50,503)	(8,108)	(8,791)	(1,410)	(23,162)	(3,718)
Income tax benefit	6,743	1,083	1,946	312	—	—	8,689	1,395

Net income (loss)	42,875	6,883	(48,557)	(7,796)	(8,791)	(1,410)	(14,473)	(2,323)

Total assets	793,558	127,376	59,038	9,476	44,598	7,158	897,194	144,010

Total liabilities	(53,578)	(8,599)	(3,952)	(634)	(458)	(74)	(57,988)	(9,307)

Capital expenditure	41,843	6,716	169	27	—	—	42,012	6,743

Depreciation and amortization expense	23,605	3,789	2,440	391	—	—	26,045	4,180